Quarterly Holdings Report
for
Fidelity® Pacific Basin Fund
July 31, 2025
PAF-NPRT3-0925
1.804825.121
Common Stocks - 97.4%
	Shares	Value ($)
AUSTRALIA - 6.9%
Financials - 4.5%
Capital Markets - 2.7%
HUB24 Ltd	143,970	9,771,988
Macquarie Group Ltd	92,404	12,796,609
		22,568,597
Financial Services - 1.8%
Challenger Ltd	2,079,470	10,928,891
Cuscal Ltd (a)	2,233,531	4,397,263
		15,326,154
TOTAL FINANCIALS		37,894,751

Health Care - 1.1%
Health Care Providers & Services - 1.1%
Sonic Healthcare Ltd	531,841	9,391,702
Industrials - 0.7%
Commercial Services & Supplies - 0.7%
Brambles Ltd	382,033	5,844,895
Information Technology - 0.6%
Software - 0.6%
Canva Australia Holdings Pty Ltd Class A (a)(b)(c)	3,524	4,868,089
TOTAL AUSTRALIA		57,999,437
CHINA - 24.3%
Communication Services - 10.2%
Entertainment - 1.9%
DouYu International Holdings Ltd ADR	887,510	7,685,836
HUYA Inc Class A ADR (d)	2,391,957	8,036,976
		15,722,812
Interactive Media & Services - 8.3%
Autohome Inc Class A ADR	299,800	8,121,582
Tencent Holdings Ltd	878,800	61,526,756
		69,648,338
TOTAL COMMUNICATION SERVICES		85,371,150

Consumer Discretionary - 8.5%
Broadline Retail - 3.0%
Alibaba Group Holding Ltd	143,800	2,162,001
PDD Holdings Inc Class A ADR (a)	203,600	23,098,420
		25,260,421
Diversified Consumer Services - 1.9%
New Oriental Education & Technology Group Inc	435,700	1,932,193
New Oriental Education & Technology Group Inc ADR	56,900	2,509,859
TAL Education Group Class A ADR (a)	1,081,100	11,827,234
		16,269,286
Hotels, Restaurants & Leisure - 3.6%
Atour Lifestyle Holdings Ltd ADR	246,116	8,323,643
Luckin Coffee Inc ADR (a)	233,200	8,572,432
TravelSky Technology Ltd H Shares	8,710,000	13,847,870
		30,743,945
TOTAL CONSUMER DISCRETIONARY		72,273,652

Financials - 1.0%
Capital Markets - 1.0%
Noah Holdings Ltd Class A ADR	721,400	8,765,010
Health Care - 2.9%
Biotechnology - 1.5%
Zai Lab Ltd (a)	1,791,200	6,767,268
Zai Lab Ltd ADR (a)(d)	162,700	6,150,060
		12,917,328
Health Care Equipment & Supplies - 1.4%
Zylox-Tonbridge Medical Technology Co Ltd H Shares (f)(g)	3,915,500	11,809,896
TOTAL HEALTH CARE		24,727,224

Industrials - 0.7%
Ground Transportation - 0.7%
Full Truck Alliance Co Ltd ADR	481,300	5,559,015
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.5%
Daqo New Energy Corp ADR (a)	195,000	4,243,200
Software - 0.5%
Pony AI Inc ADR (d)	333,056	4,476,273
TOTAL INFORMATION TECHNOLOGY		8,719,473

TOTAL CHINA		205,415,524
HONG KONG - 3.9%
Financials - 3.9%
Capital Markets - 0.6%
Futu Holdings Ltd Class A ADR	30,500	4,687,240
Insurance - 3.3%
AIA Group Ltd	2,210,400	20,610,151
Prudential PLC	577,619	7,327,782
		27,937,933
TOTAL FINANCIALS		32,625,173

Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings Ltd (a)(b)	2,572,200	3
TOTAL HONG KONG		32,625,176
INDONESIA - 1.1%
Financials - 1.1%
Banks - 1.1%
Bank Central Asia Tbk PT	6,792,100	3,404,171
Bank Rakyat Indonesia Persero Tbk PT	28,040,000	6,279,015

TOTAL INDONESIA		9,683,186
JAPAN - 32.6%
Communication Services - 2.8%
Entertainment - 2.8%
Daiichikosho Co Ltd	232,600	2,497,226
Nintendo Co Ltd	254,500	21,270,842
		23,768,068
Consumer Discretionary - 2.9%
Broadline Retail - 0.9%
Pan Pacific International Holdings Corp	236,200	7,902,370
Hotels, Restaurants & Leisure - 1.1%
Kyoritsu Maintenance Co Ltd (d)	352,700	8,491,680
Household Durables - 0.9%
Open House Group Co Ltd	177,300	7,840,283
TOTAL CONSUMER DISCRETIONARY		24,234,333

Consumer Staples - 0.4%
Personal Care Products - 0.4%
Rohto Pharmaceutical Co Ltd	228,000	3,254,494
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
ENEOS Holdings Inc	595,800	3,127,137
Financials - 4.4%
Banks - 0.6%
Sumitomo Mitsui Financial Group Inc	191,400	4,828,373
Capital Markets - 0.5%
SBI Holdings Inc	122,100	4,535,754
Financial Services - 2.0%
ORIX Corp	751,800	16,887,717
Insurance - 1.3%
LIFENET INSURANCE CO (a)(d)	370,100	5,605,957
Tokio Marine Holdings Inc	128,300	5,151,620
		10,757,577
TOTAL FINANCIALS		37,009,421

Health Care - 1.9%
Health Care Equipment & Supplies - 1.6%
Hoya Corp	108,600	13,701,280
Health Care Providers & Services - 0.3%
CUC Inc (a)(d)	326,100	2,509,323
TOTAL HEALTH CARE		16,210,603

Industrials - 9.1%
Electrical Equipment - 1.5%
Fuji Electric Co Ltd	95,700	4,758,034
NIDEC CORP	414,500	7,952,715
		12,710,749
Industrial Conglomerates - 2.8%
Hitachi Ltd	765,200	23,415,620
Machinery - 1.8%
IHI Corp	70,100	7,806,110
Mitsubishi Heavy Industries Ltd	322,100	7,690,588
		15,496,698
Professional Services - 3.0%
BayCurrent Inc	127,600	7,326,798
Funai Soken Holdings Inc	257,200	4,048,381
SMS Co Ltd	272,600	2,728,973
Visional Inc (a)	142,500	11,138,587
		25,242,739
TOTAL INDUSTRIALS		76,865,806

Information Technology - 8.3%
Electronic Equipment, Instruments & Components - 1.5%
Hamamatsu Photonics KK (d)	574,700	7,014,267
Ibiden Co Ltd	140,600	5,946,135
		12,960,402
IT Services - 2.2%
Fujitsu Ltd	392,000	8,539,296
NSD Co Ltd	228,200	5,458,112
SCSK Corp	154,700	4,813,477
		18,810,885
Semiconductors & Semiconductor Equipment - 1.8%
Kioxia Holdings Corp (a)	292,100	4,757,923
Renesas Electronics Corp	882,600	10,735,120
		15,493,043
Software - 1.9%
Money Forward Inc (a)	402,500	15,917,817
Technology Hardware, Storage & Peripherals - 0.9%
FUJIFILM Holdings Corp	349,800	7,255,632
TOTAL INFORMATION TECHNOLOGY		70,437,779

Materials - 1.9%
Chemicals - 1.9%
Kuraray Co Ltd (d)	451,500	5,582,111
Nippon Paint Holdings Co Ltd	507,700	4,304,049
Shin-Etsu Chemical Co Ltd	142,400	4,097,833
Toyo Gosei Co Ltd (d)	61,700	2,076,187
		16,060,180
Real Estate - 0.5%
Hotel & Resort REITs - 0.5%
Invincible Investment Corp	9,000	4,002,923
TOTAL JAPAN		274,970,744
KOREA (SOUTH) - 6.8%
Communication Services - 3.9%
Diversified Telecommunication Services - 3.3%
KT Corp	326,740	12,886,124
KT Corp ADR	713,300	14,401,527
		27,287,651
Interactive Media & Services - 0.6%
Webtoon Entertainment Inc (a)(d)	514,503	5,165,610
TOTAL COMMUNICATION SERVICES		32,453,261

Financials - 1.0%
Banks - 1.0%
KB Financial Group Inc	111,279	8,787,125
Industrials - 0.0%
Machinery - 0.0%
Daehan Shipbuilding Co Ltd (h)	6,000	215,009
Information Technology - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co Ltd	310,870	15,746,769
Materials - 0.0%
Chemicals - 0.0%
IT-Chem Co Ltd (h)	6,050	69,810
TOTAL KOREA (SOUTH)		57,271,974
SINGAPORE - 1.4%
Communication Services - 1.4%
Entertainment - 1.4%
Sea Ltd Class A ADR (a)	74,700	11,701,755
TAIWAN - 10.3%
Information Technology - 10.3%
Electronic Equipment, Instruments & Components - 0.0%
Trio Technology International Group Co Ltd	20,000	92,185
Semiconductors & Semiconductor Equipment - 10.3%
eMemory Technology Inc	69,000	4,660,384
Taiwan Semiconductor Manufacturing Co Ltd	2,146,000	82,433,049
		87,093,433
TOTAL TAIWAN		87,185,618
THAILAND - 2.0%
Industrials - 2.0%
Transportation Infrastructure - 2.0%
Airports of Thailand PCL	13,770,800	17,153,847
UNITED STATES - 8.1%
Health Care - 1.1%
Biotechnology - 0.9%
Legend Biotech Corp ADR (a)	199,800	7,806,186
Health Care Equipment & Supplies - 0.2%
Anteris Technologies Global Corp depository receipt	452,994	1,468,197
GI Dynamics Inc (a)(b)	111,225	1
		1,468,198
TOTAL HEALTH CARE		9,274,384

Industrials - 0.5%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp (a)(b)(c)	22,539	4,778,268
Information Technology - 5.1%
Semiconductors & Semiconductor Equipment - 1.6%
Amkor Technology Inc	582,800	13,147,968
Technology Hardware, Storage & Peripherals - 3.5%
Seagate Technology Holdings PLC	119,600	18,778,396
Western Digital Corp	137,700	10,835,613
		29,614,009
TOTAL INFORMATION TECHNOLOGY		42,761,977

Materials - 1.4%
Construction Materials - 1.4%
James Hardie Industries PLC depository receipt (a)	435,406	11,428,296
TOTAL UNITED STATES		68,242,925
TOTAL COMMON STOCKS (Cost $556,596,961)		822,250,186

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (a)(b)(c)	85	117,420
Canva Australia Holdings Pty Ltd Series A2 (a)(b)(c)	15	20,721

TOTAL AUSTRALIA		138,141
CHINA - 0.1%
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	76,206	609,648
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D-2 (b)(c)	240,720	353,858
Meesho Series E (b)(c)	40,080	58,918
Meesho Series F (b)(c)	37,847	55,635

TOTAL INDIA		468,411
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,485,831)		1,216,200

Non-Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
KOREA (SOUTH) - 1.9%
Financials - 0.8%
Insurance - 0.8%
Samsung Fire & Marine Insurance Co Ltd	30,652	7,269,109
Information Technology - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co Ltd	219,180	8,969,707
TOTAL KOREA (SOUTH)		16,238,816
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $12,442,059)		16,238,816

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	3,803,012	3,803,773
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	14,320,365	14,321,797
TOTAL MONEY MARKET FUNDS (Cost $18,125,570)			18,125,570

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $588,650,421)	857,830,772
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(12,349,965)
NET ASSETS - 100.0%	845,480,807

Legend

(a)	Non-income producing.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,862,557 or 1.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Affiliated company
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,809,896 or 1.4% of net assets.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,809,896 or 1.4% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Canva Australia Holdings Pty Ltd Class A	3/18/24 - 12/23/24	4,092,290

Canva Australia Holdings Pty Ltd Series A	9/22/23	90,666

Canva Australia Holdings Pty Ltd Series A2	9/22/23	16,000

dMed Biopharmaceutical Co Ltd Series C	12/01/20	1,082,365

Meesho Series D-2	7/15/24	224,672

Meesho Series E	7/15/24	37,408

Meesho Series F	7/15/24	34,720

Space Exploration Technologies Corp	2/16/21 - 5/24/22	1,437,725

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,294,188	148,226,978	145,717,393	173,743	-	-	3,803,773	3,803,012	0.0%
Fidelity Securities Lending Cash Central Fund	22,547,314	132,720,930	140,946,447	751,207	-	-	14,321,797	14,320,365	0.1%
Total	23,841,502	280,947,908	286,663,840	924,950	-	-	18,125,570

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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